IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
IMPAIRMENT OF ASSETS
Schedule of future prices ($/bbl) used for VIU and FVLCS calculation

					2023 and
2018	2019	2020	2021	2022	thereafter
$60.00	$62.50	$65.00	$67.50	$70.00	$75.00

Schedule of Recoverable amounts and resulting impairment expense

		Recoverable
31 December 2017	Carrying costs	amount	Impairment (1)
Cash-generating unit	US$’000	US$’000	US$’000

Assets held for sale - Dimmit County	66,479	61,064	5,415

31 December 2016
Cash-generating unit (2)
Exploration and evaluation expenditures:
Mississippian/Woodford	1,183	—	1,183
Cooper Basin	6,688	—	6,688
Total exploration and evaluation	7,871	—	7,871
Development and production assets:
Mississippian/Woodford	21,693	18,309	3,384
Total development and production assets	21,693	18,309	3,384

31 December 2015
Cash-generating unit
Exploration and evaluation expenditures:
Eagle Ford	151,171	33,511	(117,660)
Mississippian/Woodford	5,164	1,190	(3,974)
Cooper Basin	7,436	5,234	(2,202)
Total exploration and evaluation	163,771	39,935	(123,836)
Development and production assets:
Eagle Ford	431,796	308,083	(123,713)
Mississippian/Woodford	77,940	19,859	(58,081)
Total development and production assets	509,736	327,942	(181,794)
(1)	Total impairment expense for the year ended 31 December 2017 also included $0.2 million related to additional costs incurred at the Cooper Basin, which was fully impaired in 2016.
(2)

Total impairment expense for the year ended 31 December 2016 was $11.3 million, which was net of an adjustment to 2015 impairment expense of $1.1 million related to a vendor discount for well completion services obtained subsequent to the filing of the Company’s 2015 annual report. Total impairment expense was $10.2 million.

(3)

The 31 December 2015 table reflects the year-end impairment analysis. The Company also recorded impairment expense related to its Mississippian/Woodford development and production assets of $2.6 million and its exploration and evaluation assets of $13.4 million during the first half of the year ended 31 December 2015.